CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	60,600	60,600	60,600
Series A Convertible Preferred Stock, liquidation preference	$ 606,000	$ 606,000	$ 606,000
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	150,000,000	150,000,000	150,000,000
Common stock, shares issued (in shares)	4,902,747	4,399,299	2,558,066
Common stock, shares outstanding (in shares)	4,902,747	4,399,299	2,558,066